Profit/(Loss) Before Income Tax (Details) - Schedule of Profit Loss Before Income Tax	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Cost of inventories [Member]
Cost of sales
Cost of sales	RM 8,411,149	$ 1,783,648	RM 16,743,173	RM 20,145,582
Salaries and related costs [Member]
Cost of sales
Cost of sales	5,081,734	1,077,620	7,542,589	7,269,081
General and administrative expenses
General and administrative expenses	1,557,006	330,175	1,698,474	1,742,751
Defined contribution plan [Member]
Cost of sales
Cost of sales	437,120	92,695	538,281	507,264
General and administrative expenses
General and administrative expenses	185,502	39,337	198,792	209,997
Property, plant and equipment written off [Member]
Cost of sales
Cost of sales			1,802	2
Freight outwards [Member]
Selling and distribution expenses
Selling and distribution expenses	248,473	52,691	329,104	391,981
Short-term lease expenses - Rental of warehouse [Member]
Selling and distribution expenses
Selling and distribution expenses	56,689	12,021	388,728	344,031
Staff welfare [Member]
General and administrative expenses
General and administrative expenses	148,813	31,557	120,705	228,389
Legal and professional fees [Member]
General and administrative expenses
General and administrative expenses	317,838	67,400	204,233	285,569
Short-term lease expenses - Rental of office [Member]
General and administrative expenses
General and administrative expenses	RM 6,000	$ 1,272	RM 8,908